Schedule H, Line 4a - Schedule of Delinquent Participant Contributions (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Entity tax identification number	38-2766606
Plan number	001
Participant Contributions
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Participant Contributions Transferred Late to the Plan	$ 2,427
Contributions Not Corrected	0
Contributions Corrected Outside Voluntary Fiduciary Correction Program	2,427
Contributions Pending Correction in Voluntary Fiduciary Correction Program	0
Total Fully Corrected Under Voluntary Fiduciary Correction Program and PTE 2002-51	0
Loan Repayments
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Participant Contributions Transferred Late to the Plan	838
Contributions Not Corrected	0
Contributions Corrected Outside Voluntary Fiduciary Correction Program	838
Contributions Pending Correction in Voluntary Fiduciary Correction Program	0
Total Fully Corrected Under Voluntary Fiduciary Correction Program and PTE 2002-51	$ 0